Expense Example - DWS CROCI Equity Dividend Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 673
3 Years	881
5 Years	1,106
10 Years	1,751
Class T
Expense Example:
1 Year	348
3 Years	557
5 Years	783
10 Years	1,433
Class C
Expense Example:
1 Year	283
3 Years	566
5 Years	975
10 Years	2,116
Class R
Expense Example:
1 Year	136
3 Years	431
5 Years	747
10 Years	1,644
Class R6
Expense Example:
1 Year	67
3 Years	211
5 Years	368
10 Years	822
INST Class
Expense Example:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Class S
Expense Example:
1 Year	86
3 Years	268
5 Years	466
10 Years	$ 1,037